SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Recently issued accounting standards [Abstract]
Gross noninterest income	$ 527	$ 482
Type of cost, good or service [Extensible List]	cart:InterchangeFeeMember
Related cost	$ 298	343
Type of revenue [Extensible List]	cart:InterchangeFeeMember
Noninterest income	$ 229	$ 139
ASU 2016-01 [Member] | Retained Earnings [Member]
Recently issued accounting standards [Abstract]
Reclassification of loss on equity securities	(443)
ASU 2016-01 [Member] | Accumulated Other Comprehensive Income [Member]
Recently issued accounting standards [Abstract]
Reclassification of loss on equity securities	443
ASU 2016-02 [Member] | Minimum [Member]
Recently issued accounting standards [Abstract]
Additional assets	300
Additional liabilities	300
ASU 2016-02 [Member] | Maximum [Member]
Recently issued accounting standards [Abstract]
Additional assets	400
Additional liabilities	$ 400